Supplemental Condensed Consolidating Financial Information - Condensed Statements of Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Condensed Financial Statements [Line Items]
Comprehensive income (loss)	$ 429	$ 69	$ 550	$ 307
Comprehensive income attributable to noncontrolling interests	3	44	4	74
Comprehensive income (loss) attributable to owners of the parent	426	25	546	233
CNH Industrial N.V. [Member]
Condensed Financial Statements [Line Items]
Comprehensive income (loss)	426	25	546	233
Comprehensive income attributable to noncontrolling interests
Comprehensive income (loss) attributable to owners of the parent	426	25	546	233
Case New Holland Industrial Inc. [Member]
Condensed Financial Statements [Line Items]
Comprehensive income (loss)	173	236	341	247
Comprehensive income attributable to noncontrolling interests
Comprehensive income (loss) attributable to owners of the parent	173	236	341	247
Guarantor Subsidiaries [Member]
Condensed Financial Statements [Line Items]
Comprehensive income (loss)	(328)	463	295	1,012
Comprehensive income attributable to noncontrolling interests
Comprehensive income (loss) attributable to owners of the parent	(328)	463	295	1,012
All Other Subsidiaries [Member]
Condensed Financial Statements [Line Items]
Comprehensive income (loss)	303	381	326	418
Comprehensive income attributable to noncontrolling interests	3	44	4	74
Comprehensive income (loss) attributable to owners of the parent	300	337	322	344
Eliminations [Member]
Condensed Financial Statements [Line Items]
Comprehensive income (loss)	(145)	(1,036)	(958)	(1,603)
Comprehensive income attributable to noncontrolling interests
Comprehensive income (loss) attributable to owners of the parent	$ (145)	$ (1,036)	$ (958)	$ (1,603)